Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes In Accumulated OCI, Net of Tax and Net of Noncontrolling Interests
The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020	2021
	(in millions)
Accumulated other comprehensive income(loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of period	¥(344,785)	¥(383,004)
Net change during the period	54,116	(28,028)
Effect of adopting new guidance on measurement of credit losses on financial instruments	34	—
Balance at end of period	¥(290,635)	¥(411,032)
Net debt valuation adjustments:
Balance at beginning of period	¥45,502	¥(37,862)
Net change during the period	(59,324)	5,965
Balance at end of period	¥(13,822)	¥(31,897)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥(13,343)	¥19,029
Net change during the period	38,130	(5,750)
Balance at end of period	¥24,787	¥13,279
Defined benefit plans:
Balance at beginning of period	¥(337,918)	¥(20,382)
Net change during the period	27,625	(9,681)
Balance at end of period	¥(310,293)	¥(30,063)
Foreign currency translation adjustments:
Balance at beginning of period	¥230,127	¥132,738
Net change during the period	(184,264)	245,484
Balance at end of period	¥45,863	¥378,222
Balance at end of period	¥(544,100)	¥(81,491)

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020			2021
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains on investment securities	¥83,444	¥(21,968)	¥61,476	¥19,768	¥(3,871)	¥15,897
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(1,055)	(238)	(1,293)	(43,792)	13,390	(30,402)
Net change	82,389	(22,206)	60,183	(24,024)	9,519	(14,505)
Net unrealized gains on investment securities attributable to noncontrolling interests			6,067			13,523
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			54,116			(28,028)
Net debt valuation adjustments:
Net debt valuation adjustments	(85,613)	26,214	(59,399)	8,270	(2,533)	5,737
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	108	(33)	75	329	(101)	228
Net change	(85,505)	26,181	(59,324)	8,599	(2,634)	5,965
Net debt valuation adjustments attributable to noncontrolling interests			—			—
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(59,324)			5,965
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	51,002	(14,013)	36,989	(1,034)	515	(519)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	1,388	(371)	1,017	(6,748)	1,691	(5,057)
Net change	52,390	(14,384)	38,006	(7,782)	2,206	(5,576)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			(124)			174
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			38,130			(5,750)
Defined benefit plans:
Defined benefit plans	26,092	(8,070)	18,022	(12,034)	3,385	(8,649)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	13,617	(3,871)	9,746	(1,442)	798	(644)
Net change	39,709	(11,941)	27,768	(13,476)	4,183	(9,293)
Defined benefit plans attributable to noncontrolling interests			143			388
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			27,625			(9,681)
Foreign currency translation adjustments:
Foreign currency translation adjustments	(214,725)	19,531	(195,194)	262,860	(13,271)	249,589
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	797	(245)	552	1,462	(448)	1,014
Net change	(213,928)	19,286	(194,642)	264,322	(13,719)	250,603
Foreign currency translation adjustments attributable to noncontrolling interests			(10,378)			5,119
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(184,264)			245,484
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥(123,717)			¥207,990

Reclassification of Significant Items out of Accumulated OCI
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020	2021
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities	¥(1,005)	¥(43,692)	Investment securities gains—net
Other	(50)	(100)
	(1,055)	(43,792)	Total before tax
	(238)	13,390	Income tax expense
	¥(1,293)	¥(30,402)	Net of tax
Net debt valuation adjustments	¥108	¥329	Equity in earnings of equity method investees—net
	108	329	Total before tax
	(33)	(101)	Income tax expense
	¥75	¥228	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥1,236	¥(5,589)	Interest income on Loans, including fees
Foreign exchange contracts	152	(1,159)	Interest expense on Long-term debt or Foreign exchange losses (gains)—net
	1,388	(6,748)	Total before tax
	(371)	1,691	Income tax expense
	¥1,017	¥(5,057)	Net of tax
Defined benefit plans
Net actuarial loss(1)	¥16,830	¥3,425	Other non-interest expenses
Prior service cost(1)	(2,137)	(2,161)	Other non-interest expenses
Gain on settlements and curtailment, and other(1)	(1,076)	(2,706)	Other non-interest expenses
	13,617	(1,442)	Total before tax
	(3,871)	798	Income tax expense
	¥9,746	¥(644)	Net of tax
Foreign currency translation adjustments	¥715	¥1,462	Other non-interest income
	82	—	Other non-interest expenses
	797	1,462	Total before tax
	(245)	(448)	Income tax expense
	¥552	¥1,014	Net of tax
Total reclassifications for the period	¥14,855	¥(50,191)	Total before tax
	(4,758)	15,330	Income tax expense
	¥10,097	¥(34,861)	Net of tax

Note:	(1)	These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.